CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current asset:
Cash and cash equivalents	$ 62,456	$ 40,447
Accounts receivable	4,900,739	4,499,746
Deposits, prepayments and other receivables	831,398	665,052
Total current assets	5,794,593	5,205,245
Non-current asset:
Plant and equipment	342,331	422,414
TOTAL ASSETS	6,136,924	5,627,659
Current liabilities:
Accrued liabilities and other payables	40,407	26,772
Tax payable	813,592	743,562
Amount due to a director	47,592	28,290
Total current liabilities	901,591	798,624
TOTAL LIABILITIES	901,591	798,624
Commitments and contingencies
STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value, 20,000,000 shares authorized, no shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively	0	0
Common stock, $0.0001 par value, 100,000,000 shares authorized, 28,110,000 shares issued and outstanding at June 30, 2021 and December 31, 2020	2,811	2,811
Additional paid in capital	332,189	332,189
Accumulated other comprehensive income	2,564	10,573
Retained earnings	4,897,769	4,483,462
Stockholders’ equity	5,235,333	4,829,035
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 6,136,924	$ 5,627,659